UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global

                 SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 1.6%
Arcos Dorados Holdings, Inc., Class A (a)	866,452	$6,974,939
Grupo Supervielle SA, ADR (a)	357,882	6,083,994

		13,058,933
Australia — 2.1%
Metals X, Ltd. (a)(b)	4,336,202	2,585,327
Orocobre Ltd. (a)(b)	2,718,363	5,779,812
OZ Minerals, Ltd.	314,590	1,882,119
Parnell Pharmaceuticals Holdings Ltd. (a)	82,959	73,834
Western Areas, Ltd. (a)(b)	1,939,690	3,421,282
Westgold Resources, Ltd. (a)(b)	2,054,212	3,712,846

		17,455,220
Austria — 0.8%
Schoeller-Bleckmann Oilfield Equipment AG	93,900	6,549,663
Belgium — 1.4%
Nyrstar NV (a)(b)	335,318	2,084,775
Ontex Group NV	152,780	4,903,416
Warehouses De Pauw CVA	54,789	5,094,793

		12,082,984
Brazil — 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	632,900	6,588,489
Companhia Hering SA	862,331	4,949,878
Totvs SA	600,464	5,322,582

		16,860,949
Canada — 6.0%
Africa Oil Corp. (a)(b)	4,879,700	8,182,676
Canada Goose Holdings, Inc. (a)	34,649	552,998
Canadian Western Bank	229,900	5,087,760
Canfor Corp. (a)	153,800	2,096,773
Continental Gold, Inc. (a)(b)	2,372,396	7,153,670
The Descartes Systems Group, Inc. (a)	129,900	2,976,315
Dollarama, Inc.	58,200	4,823,267
Entertainment One Ltd.	1,613,600	4,945,030
Lithium Americas Corp. (a)(b)	1,178,423	886,132
Methanex Corp.	76,600	3,592,540
Painted Pony Petroleum Ltd. (a)(b)	1,289,109	5,215,179
Trevali Mining Corp.	4,127,990	4,812,886

		50,325,226
China — 0.3%
Colour Life Services Group Co. Ltd.	3,657,000	2,355,185
Denmark — 0.6%
Nets A/S (a)(c)	306,000	4,936,475

Common Stocks	Shares	Value

France — 3.1%
Elior SCA (c)	255,320	$5,784,728
Elis SA	429,108	8,432,166
UbiSoft Entertainment SA (a)	134,100	5,719,282
Virbac SA (a)	36,950	5,784,629

		25,720,805
Georgia — 0.5%
BGEO Group PLC	98,002	3,940,673
Germany — 1.4%
Aareal Bank AG	117,500	4,542,697
Aixtron SE (a)(b)	894,148	3,319,173
Rheinmetall AG	47,900	4,015,736

		11,877,606
Hong Kong — 2.0%
Clear Media Ltd.	2,053,000	2,377,533
KWG Property Holding Ltd.	4,619,500	3,347,583
Lee & Man Paper Manufacturing Ltd.	6,156,000	4,708,512
Melco International Development Ltd.	3,454,000	6,100,296

		16,533,924
India — 4.0%
Azure Power Global, Ltd. (a)(b)	218,210	4,071,799
Container Corp. of India	219,850	4,313,026
Jubilant Foodworks, Ltd.	332,800	5,675,347
Kaveri Seed Co., Ltd. (a)	406,500	3,495,614
MakeMyTrip Ltd. (a)(b)	189,000	6,539,400
Oberoi Realty Ltd.	1,154,000	6,546,839
Zee Entertainment Enterprises Ltd.	333,800	2,752,689

		33,394,714
Indonesia — 1.1%
Bank Tabungan Negara Persero Tbk PT	37,124,400	6,324,531
Tower Bersama Infrastructure Tbk PT	7,536,476	3,082,931

		9,407,462
Ireland — 0.7%
Ryanair Holdings PLC, — ADR (a)	69,481	5,765,533
Italy — 0.8%
Beni Stabili SpA SIIQ (a)	11,135,009	6,966,931
Japan — 6.3%
Don Quijote Holdings Co. Ltd.	89,600	3,118,650
Gree, Inc.	770,200	4,865,443
GS Yuasa Corp.	1,156,000	5,396,577
Horiba Ltd.	59,700	3,210,444
JGC Corp.	446,300	7,772,532
NOK Corp.	208,100	4,860,686
NTN Corp.	275,000	1,372,990

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Common Stocks	Shares	Value
Japan (continued)
Pioneer Corp. (a)(b)	1,512,800	$3,008,599
Rohm Co. Ltd.	95,500	6,357,907
Seven Bank Ltd.	1,518,400	4,972,491
Tokyo Tatemono Co. Ltd.	589,300	7,791,426

		52,727,745
Luxembourg — 1.3%
B&M European Value Retail SA	980,500	3,681,441
Eurofins Scientific SE	5,775	2,511,426
Stabilus SA (a)	66,186	4,264,676

		10,457,543
Malaysia — 0.5%
AirAsia Bhd	5,420,300	3,845,442
Netherlands — 1.7%
Intertrust NV (c)	164,600	3,151,365
Koninklijke Boskalis Westminster NV	129,700	4,468,499
TomTom NV (a)(b)	708,900	6,898,827

		14,518,691
Panama — 0.5%
Copa Holdings SA, Class A	37,800	4,243,050
Russia — 0.9%
Globaltrans Investment PLC, — GDR	1,086,500	7,822,800
South Africa — 0.4%
MMI Holdings Ltd.	1,995,600	3,404,773
South Korea — 0.6%
Korea Gas Corp. (a)	69,400	2,792,904
Viatron Technologies, Inc. (b)	124,300	2,219,504

		5,012,408
Spain — 1.0%
Atento SA (a)	251,100	2,297,565
Merlin Properties Socimi SA	519,015	5,798,494

		8,096,059
Sweden — 0.8%
Hoist Finance AB (b)(c)	268,237	2,349,897
SSAB AB, A Shares (a)	670,030	2,649,612
SSAB AB, B Shares (a)	391,200	1,280,540

		6,280,049
Switzerland — 1.7%
Aryzta AG (a)	118,322	3,799,191
GAM Holding AG (a)	318,500	3,924,596
Leonteq AG (a)(b)	48,300	1,976,025
Sulzer AG, Registered Shares	40,400	4,226,075

		13,925,887

Common Stocks	Shares	Value
Thailand — 0.7%
Indorama Ventures PCL	5,648,400	$5,794,285
United Kingdom — 8.4%
Arrow Global Group PLC	1,629,244	7,323,094
Atlas Mara Co-Nvest Ltd. (a)	713,696	1,534,446
Britvic PLC	660,100	5,356,735
Dialog Semiconductor PLC (a)	84,600	4,315,164
Elementis PLC	170,443	617,735
Exova Group PLC	1,581,573	4,894,437
Grainger PLC	1,734,670	5,348,661
Henderson Group PLC	430,600	1,257,186
IMI PLC	258,200	3,862,970
Intertek Group PLC	117,000	5,759,063
Nomad Foods Ltd. (a)	459,046	5,256,077
Rentokil Initial PLC	1,791,700	5,541,286
Senior PLC	1,312,400	3,385,869
Serco Group PLC (a)	2,328,640	3,365,133
Stolt-Nielsen, Ltd.	241,652	4,109,058
UNITE Group PLC	983,200	7,840,736

		69,767,650
United States — 47.0%
Actuant Corp., Class A	126,300	3,328,005
Allison Transmission Holdings, Inc.	214,900	7,749,294
Bob Evans Farms, Inc.	184,459	11,965,855
Boot Barn Holdings, Inc. (a)(b)	78,200	773,398
Boston Beer Co., Inc., Class A (a)(b)	49,481	7,157,427
Bottomline Technologies, Inc. (a)	266,182	6,295,204
BroadSoft, Inc. (a)	143,800	5,780,760
Burlington Stores, Inc. (a)	57,373	5,581,819
Cable One, Inc.	19,601	12,240,236
CARBO Ceramics, Inc. (a)	121,148	1,579,770
Chart Industries, Inc. (a)	123,189	4,304,224
Ciena Corp. (a)	246,100	5,810,421
Ellie Mae, Inc. (a)	38,800	3,890,476
Energen Corp. (a)	45,100	2,455,244
Etsy, Inc. (a)	114,700	1,219,261
Financial Engines, Inc.	105,900	4,611,945
Five Below, Inc. (a)	107,600	4,660,156
FNB Corp.	26,300	391,081
G-III Apparel Group Ltd. (a)(b)	105,900	2,318,151
Generac Holdings, Inc. (a)(b)	119,700	4,462,416
Genesee & Wyoming, Inc., Class A (a)(b)	51,400	3,488,004
Greenhill & Co., Inc.	183,000	5,361,900
Hain Celestial Group, Inc. (a)	95,400	3,548,880
Halyard Health, Inc. (a)	236,139	8,994,534
Haynes International, Inc.	112,482	4,287,814
Heritage Insurance Holdings, Inc.	86,349	1,102,677
Iberiabank Corp.	77,800	6,153,980
IDEX Corp.	77,750	7,270,402
Insulet Corp. (a)(b)	235,611	10,152,478
Integrated Device Technology, Inc. (a)	243,898	5,773,066

2	BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
Invacare Corp.	552,550	$6,575,345
KBR, Inc.	442,600	6,652,278
LKQ Corp. (a)	189,085	5,534,518
Marcus & Millichap, Inc. (a)	299,174	7,353,697
Merit Medical Systems, Inc. (a)	335,528	9,696,759
MSC Industrial Direct Co., Inc., Class A	78,900	8,107,764
National Fuel Gas Co.	111,800	6,665,516
National Instruments Corp.	268,684	8,748,351
Netscout Systems, Inc. (a)(b)	154,631	5,868,246
Nordson Corp.	63,200	7,763,488
OPKO Health, Inc. (a)(b)	747,403	5,979,224
Opus Bank	155,200	3,127,280
Outfront Media, Inc.	309,947	8,229,093
Owens & Minor, Inc.	193,896	6,708,802
Pacific Biosciences of California, Inc. (a)	562,501	2,908,130
Patterson Cos., Inc.	179,392	8,113,900
Pebblebrook Hotel Trust (b)	257,212	7,513,163
Pfenex, Inc. (a)	646,649	3,757,031
PTC, Inc. (a)	115,600	6,074,780
Qorvo, Inc. (a)(b)	80,100	5,491,656
Quotient Ltd. (a)(b)	575,943	4,025,842
Rambus, Inc. (a)	319,700	4,200,858
Seritage Growth Properties, Class A (b)	176,026	7,595,522
Skechers U.S.A., Inc., Class A (a)	222,600	6,110,370
SM Energy Co.	121,900	2,928,038
Smart & Final Stores, Inc. (a)(b)	325,100	3,933,710
Superior Energy Services, Inc. (a)	308,300	4,396,358
Supervalu, Inc. (a)	1,449,881	5,596,541
Tanger Factory Outlet Centers, Inc.	249,312	8,169,954
Teradyne, Inc.	13,400	416,740
Texas Capital Bancshares, Inc. (a)	84,700	7,068,215
TreeHouse Foods, Inc. (a)(b)	49,000	4,148,340
Tyler Technologies, Inc. (a)(b)	29,600	4,574,976
Ultimate Software Group, Inc. (a)(b)	18,000	3,513,780
Umpqua Holdings Corp.	242,800	4,307,272
United Therapeutics Corp. (a)	29,608	4,008,331
Urban Outfitters, Inc. (a)(b)	65,839	1,564,335
Verint Systems, Inc. (a)	151,764	6,582,763
VWR Corp. (a)(b)	216,926	6,117,313
Whiting Petroleum Corp. (a)	481,200	4,552,152
Yelp, Inc. (a)(b)	134,555	4,406,676
Zions Bancorporation	131,400	5,518,800
Zynga, Inc., Class A (a)	1,628,700	4,641,795

		391,956,580
Total Common Stocks — 100.2%		835,085,245

Warrants — 0.0%		Shares	Value
United Kingdom — 0.0%
Atlas Mara Co-Nvest Ltd. (Issued/exercisable 12/17/13, 1 share for 1 warrant, Expires 8/21/17, Strike Price $11.50) (a)		549,800	$302
Total Long-Term Investments (Cost — $718,580,432) — 100.2%			835,085,547

Short-Term Securities

Money Market Funds – 9.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)		3,908,285	3,908,285
SL Liquidity Series, LLC, Money Market Series, 1.02% (d)(e)(f)		77,248,597	77,256,322
Total Money Market Funds — 9.7%			81,164,607

Time Deposits		Par (000)

Canada — 0.0%
Royal Bank of Canada, 0.05%, 04/03/2017	CAD	45	33,842
Japan — 0.0%
Sumitomo, (0.27)%, 04/03/2017	JPY	8,162	73,320
Total Time Deposits — 0.0%			107,162
Total Short-Term Securities (Cost - $81,264,044) — 9.7%			81,271,769
Total Investments (Cost — $799,844,476*) — 109.9%			916,357,316
Liabilities in Excess of Other Assets — (9.9)%			(82,551,247)

Net Assets — 100.0%			$833,806,069

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$822,016,063

Gross unrealized appreciation	$163,253,585
Gross unrealized depreciation	(68,912,332)

Net unrealized appreciation	$94,341,253

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at June 30, 2016	Net Activity	Shares/ Investment Value Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	3,908,285	3,908,285	$3,908,285	$1,050		—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	4,449,500	(4,449,500)	—	—	1,355		—	—
SL Liquidity Series, LLC, Money Market Series	94,140,099	(16,891,502)	77,248,597	77,256,322	1,280,688	[1]	$2,577	$7,725
Total				$81,164,607	$1,283,093		$2,577	$7,725

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
GDR	Global Depositary Receipt
JPY	Japanese Yen

4	BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$13,058,933	—	—	$13,058,933
Australia	73,834	$17,381,386	—	17,455,220
Austria	—	6,549,663	—	6,549,663
Belgium	2,084,775	9,998,209	—	12,082,984
Brazil	16,860,949	—	—	16,860,949
Canada	45,512,340	4,812,886	—	50,325,226
China	—	2,355,185	—	2,355,185
Denmark	4,936,475	—	—	4,936,475
France	14,216,795	11,504,010	—	25,720,805
Georgia	—	3,940,673	—	3,940,673
Germany	—	11,877,606	—	11,877,606
Hong Kong	2,377,533	14,156,391	—	16,533,924
India	10,611,199	22,783,515	—	33,394,714
Indonesia	—	9,407,462	—	9,407,462
Ireland	5,765,533	—	—	5,765,533
Italy	6,966,931	—	—	6,966,931
Japan	—	52,727,745	—	52,727,745
Luxembourg	4,264,676	6,192,867	—	10,457,543
Malaysia	—	3,845,442	—	3,845,442
Netherlands	—	14,518,691	—	14,518,691
Panama	4,243,050	—	—	4,243,050
Russia	7,822,800	—	—	7,822,800
South Africa	3,404,773	—	—	3,404,773
South Korea	—	5,012,408	—	5,012,408
Spain	2,297,565	5,798,494	—	8,096,059
Sweden	2,349,897	3,930,152	—	6,280,049
Switzerland	—	13,925,887	—	13,925,887
Thailand	5,794,285	—	—	5,794,285
United Kingdom	33,601,492	36,166,158	—	69,767,650
United States	391,956,580	—	—	391,956,580
Warrants	—	302	—	302
Time Deposits	—	107,162	—	107,162
Short-Term Securities	3,908,285	—	—	3,908,285

Subtotal	$582,108,700	$256,992,294	—	$839,100,994

Investments Valued at NAV[1]				77,256,322

Total				$916,357,316

[1]	As of March 31, 2017, certain of the Trust’s Investments were fair valued using net asset value(“NAV”) per share and have been excluded from the fair value hierarchy.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2017	5

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1[1]	Transfers Out of Level 1[2]	Transfers Into Level 2[2]	Transfers Out of Level 2[1]
Assets:
Investments:
Common Stocks:
France	$5,653,375	—	—	$(5,653,375)
Hong Kong	1,839,889	—	—	(1,839,889)
Italy	6,332,436	—	—	(6,332,436)
Luxembourg	4,981,757	—	—	(4,981,757)
Sweden	4,657,920	—	—	(4,657,920)
United Kingdom	4,991,759	—	—	(4,991,759)

Total	$28,457,136	—	—	$(28,457,136)

[1]	Systematic Fair Value Prices were not utilized at period end for these investments.

[2]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

6	BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.
By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 23, 2017